Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information for “Compensation Actually Paid,” as calculated per SEC disclosure rules, and the Company’s financial performance against specific performance metrics for each of the last four completed calendar years. The table below summarizes “Compensation Actually Paid” to Mr. Wehmer, the Company’s former Principal Executive Officer (“PEO”), “Compensation Actually Paid” to Mr. Crane, the Company’s current PEO, and the average “Compensation Actually Paid” to our NEOs other than Mr. Wehmer and Mr. Crane. In determining the “Compensation Actually Paid,” we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years as the valuations methods for this section differ from those required in the Summary Compensation Table, primarily as it relates to equity valuations. Under the Summary Compensation Table rules, equity awards are reflected as compensation in the year of grant based on the full grant date fair value, whereas equity awards are reported as “Compensation Actually Paid” during the vesting period and are impacted by changes in the Company’s stock price through the vesting date. Similar to the Summary Compensation Table, “Compensation Actually Paid” includes the value of equity awards as compensation prior to vesting and, thus, such compensation may never be realized by the NEOs if the underlying vesting conditions are not satisfied.
Year(1)	Summary Compensation Table Total PEO — Mr. Wehmer(2) ($)	Compensation Actually Paid to PEO — Mr. Wehmer(3) ($)	Summary Compensation Table Total PEO — Mr. Crane(2) ($)	Compensation Actually Paid to PEO — Mr. Crane(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On(4):		Net Income ($ in millions)	Adjusted EPS(6) ($)
							Wintrust TSR ($)	Peer Group TSR(5) ($)
2023	3,600,802	4,822,614	4,893,480	4,980,483	2,058,687	2,257,999	141.06	109.02	623	14.78
2022	7,542,089	8,359,216			2,350,417	2,507,670	125.94	99.06	510	12.63
2021	7,140,312	9,915,585			2,066,281	2,621,076	133.32	119.74	466	9.64
2020	5,702,248	2,873,349			1,672,199	1,155,692	88.23	87.20	293	9.83
(1)
Mr. Wehmer served as the Company’s sole PEO in years 2020-2022 and the Company’s other NEOs for years 2020-2022 are Messrs. Dykstra, Murphy, Crane and Stoehr. Mr. Wehmer and Mr. Crane each served as the Company’s PEO in 2023 for the time periods as report above, and the Company’s other NEOs for 2023 are Messrs. Dykstra, Murphy, Stoehr and Ms. Boege.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable years for Mr. Wehmer and Mr. Crane and (ii) the average of the total compensation reported in the Summary Compensation Table for the Company’s other NEOs for the applicable years, as described in (1) above.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Mr. Wehmer (PEO)
2023	3,600,802	—	—	1,078,267	—	143,545	—	4,822,614
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
2020	5,702,248	(1,265,000)	—	(751,895)	—	—	(812,004)	2,873,349
Mr. Crane (PEO)
2023	4,893,480	(2,750,000)	2,585,759	227,640	—	23,604	—	4,980,483
Other NEOs(h)
2023	2,058,687	(955,663)	898,474	229,985	—	26,516	—	2,257,999
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
2020	1,672,199	(247,813)	—	(130,396)	—	—	(138,298)	1,155,692
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See (1) above for the NEOs included in the average for the indicated fiscal year.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The Peer Group TSR utilizes the NASDAQ Global Select Market bank stock as the peer group index, which is the same industry index used in the Company’s Annual Report on Form 10-K.

(6)
As noted in the “CD&A,” for 2023, the Committee views Adjusted EPS as an important metric of Company performance. Fifty percent of the performance-based restricted stock units vest based on the Company’s three-year cumulative earnings per share as adjusted to exclude income taxes, acquisition-related charges, and the provision for credit losses with such amount being further reduced by actual net charge-offs of loans.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(1)
Mr. Wehmer served as the Company’s sole PEO in years 2020-2022 and the Company’s other NEOs for years 2020-2022 are Messrs. Dykstra, Murphy, Crane and Stoehr. Mr. Wehmer and Mr. Crane each served as the Company’s PEO in 2023 for the time periods as report above, and the Company’s other NEOs for 2023 are Messrs. Dykstra, Murphy, Stoehr and Ms. Boege.

Peer Group Issuers, Footnote			(5) The Peer Group TSR utilizes the NASDAQ Global Select Market bank stock as the peer group index, which is the same industry index used in the Company’s Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Mr. Wehmer (PEO)
2023	3,600,802	—	—	1,078,267	—	143,545	—	4,822,614
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
2020	5,702,248	(1,265,000)	—	(751,895)	—	—	(812,004)	2,873,349
Mr. Crane (PEO)
2023	4,893,480	(2,750,000)	2,585,759	227,640	—	23,604	—	4,980,483
Other NEOs(h)
2023	2,058,687	(955,663)	898,474	229,985	—	26,516	—	2,257,999
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
2020	1,672,199	(247,813)	—	(130,396)	—	—	(138,298)	1,155,692
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See (1) above for the NEOs included in the average for the indicated fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 2,058,687	$ 2,350,417	$ 2,066,281	$ 1,672,199
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,257,999	2,507,670	2,621,076	1,155,692
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Mr. Wehmer (PEO)
2023	3,600,802	—	—	1,078,267	—	143,545	—	4,822,614
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
2020	5,702,248	(1,265,000)	—	(751,895)	—	—	(812,004)	2,873,349
Mr. Crane (PEO)
2023	4,893,480	(2,750,000)	2,585,759	227,640	—	23,604	—	4,980,483
Other NEOs(h)
2023	2,058,687	(955,663)	898,474	229,985	—	26,516	—	2,257,999
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
2020	1,672,199	(247,813)	—	(130,396)	—	—	(138,298)	1,155,692
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See (1) above for the NEOs included in the average for the indicated fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023:
•
Adjusted EPS

Net Income

TSR relative ranking within KRX Index

Total Shareholder Return Amount			$ 141.06	125.94	133.32	88.23
Peer Group Total Shareholder Return Amount			109.02	99.06	119.74	87.2
Net Income (Loss)			$ 623,000,000	$ 510,000,000	$ 466,000,000	$ 293,000,000
Company Selected Measure Amount			14.78	12.63	9.64	9.83
PEO Name	Mr. Wehmer	Mr. Crane
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
(6)
As noted in the “CD&A,” for 2023, the Committee views Adjusted EPS as an important metric of Company performance. Fifty percent of the performance-based restricted stock units vest based on the Company’s three-year cumulative earnings per share as adjusted to exclude income taxes, acquisition-related charges, and the provision for credit losses with such amount being further reduced by actual net charge-offs of loans.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			TSR relative ranking within KRX Index
Mr. Wehmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,600,802	$ 7,542,089	$ 7,140,312	$ 5,702,248
PEO Actually Paid Compensation Amount			4,822,614	8,359,216	9,915,585	2,873,349
Mr. Crane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,893,480
PEO Actually Paid Compensation Amount			4,980,483
PEO | Mr. Wehmer [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,878,750)	(2,530,000)	(1,265,000)
PEO | Mr. Wehmer [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,848,340	4,319,490
PEO | Mr. Wehmer [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,078,267	847,537	985,783	(751,895)
PEO | Mr. Wehmer [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Wehmer [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			143,545
PEO | Mr. Wehmer [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(812,004)
PEO | Mr. Crane [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,750,000)
PEO | Mr. Crane [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,585,759
PEO | Mr. Crane [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			227,640
PEO | Mr. Crane [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Crane [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,604
PEO | Mr. Crane [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(955,663)	(771,875)	(511,438)	(247,813)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			898,474	763,616	873,110
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			229,985	165,512	193,123	(130,396)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,516
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ (138,298)